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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-09659

BBH Pacific Basin Equity Portfolio

(Exact name of registrant as specified in charter)
Brown Brothers Harriman 40 Water Street Boston, MA 02109-3661

(Address of principal executive offices)

50 Milk Street Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:    617-742-1818

Date of fiscal year end:      December 31

Date of reporting period:     July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the portfolio named above was entitled to vote.

The portfolio was deregistered with the Securities and Exchange Commission on July 25, 2003.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Pacific Basin Equity Portfolio

By (Signature and Title)   /s/ Charles O. Izard
                                              President and Principal Executive Officer

Insert printed name and title of signing officer     Charles O. Izard, President and Principal Executive Officer

Date   July 25, 2003